UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21789

Giordano Investment Trust

(Exact name of registrant as specified in charter)

2530 Riva Road, Suite 312, Annapolis, Maryland 31401

(Address of principal executive offices)	(Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2009

March 31, 2009

(Unaudited)

GIORDANO FUND

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Giordano Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Ave, Raleigh, NC 27603, Phone 1-866-515-4626.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, small-cap and mid-cap companies risk, credit risk, interest rate risk, maturity risk, preferred securities risk, investment-grade securities risk, senior subordinated unsecured corporate bonds risk, junk bonds or lower-rated securities risk, derivative instruments risk, special risks of “alternative investments” and real estate securities risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.giordanofunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.giordanofunds.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Stated performance in the aforementioned Fund was achieved at some or all points during the period by waiving part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about May 29, 2009.

For More Information on Your Giordano Fund:

See Our Web site @ www.giordanofunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expenses (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

Example - As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Giordano Fund Expense Example	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period*
Actual	$1,000.00	$710.60	$41.45
Hypothetical (5% return before expenses)	$1,000.00	$976.46	$47.90

* Expenses are equal to the Fund’s annualized expense ratio 9.72% multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six months) divided by 365 (to reflect the semi-annual period).

Giordano Fund

Schedule of Investments
(Unaudited)

As of March 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 71.84%

Consumer Discretionary - 3.67%
†	Snap-On, Inc.	2,000	$ 50,200
			50,200
Energy - 11.35%
	Chevron Corp.	1,000	67,240
	ConocoPhillips	1,100	43,076
†	Patterson-UTI Energy, Inc.	5,000	44,800
			155,116
Financials - 16.23%
	Brookline Bancorp, Inc.	4,000	38,000
	Hudson City Bancorp, Inc.	5,000	58,450
	The Travelers Cos Inc.	2,000	81,280
	Wells Fargo & Co.	3,100	44,144
			221,874
Health Care - 13.80%
	Eli Lilly & Co.	2,000	66,820
	Johnson & Johnson	1,300	68,380
†	Merck & Co., Inc.	2,000	53,500
			188,700
Industrials - 13.31%
	Caterpillar, Inc.	1,500	41,940
	General Electric Co.	2,000	20,220
†	Raytheon Co.	2,000	77,880
	Timken Co.	3,000	41,880
			181,920
Information Technology - 4.69%
	Paychex, Inc.	2,500	64,175
			64,175
Materials - 8.79%
	Alcoa, Inc.	3,000	22,020
†	E.I. Du Pont de Nemours & Co.	2,000	44,660
	Nucor Corp.	1,400	53,438
			120,118

	Total Common Stocks (Cost $1,748,876)		982,103

			(Continued)

Giordano Fund

Schedule of Investments
(Unaudited)

As of March 31, 2009
					Shares	Value (Note 1)

INVESTMENT COMPANY - 3.95%

	§	Fidelity Institutional Money Market Funds, 0.98%			53,989	$ 53,989

	Total Investment Company (Cost $53,989)					53,989

			Principal	Interest Rate	Maturity Date
CORPORATE OBLIGATIONS - 20.11%

	ß	Empire Corporation	275,000	10.00%	5/1/2012	275,000

	Total Corporate Obligations (Cost $275,000)					275,000

Total Value of Investments (Cost $2,077,865) - 95.90%						$ 1,311,092

Other Assets Less Liabilities - 4.10%						56,098

	Net Assets -100%					$ 1,367,190

†	Portion of the security is pledged as collateral for call options written. See note 1 for more information on call options written.

§	Represents 7 day effective yield.

ß

Restricted security - A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. Restricted securities are valued according to the guidelines and procedures adopted by the Board of Trustees. The Fund currently holds an Empire Corporation Senior Subordinated Debenture ("Debenture") at a cost of $275,000. The interest on the Debenture is compounded daily and will be paid at the end of five years. The Debenture was issued to the Fund with a put feature that requires Empire Corporation to buy back the Debenture at face value plus the accrued interest thereon at the election of the fund. The acquisition date for this security was April 30, 2007. The sale of this investment has been restricted and has been valued in accordance with the guidelines adopted by the Board of Trustees. The total fair value of this security is $275,000, which represents 20.11% of net assets. See Note 1 for more information on restricted securities.

						(Continued)

Giordano Fund

Schedule of Investments
(Unaudited)

As of March 31, 2009

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	3.67%	$ 50,200
Corporate Obligations	20.11%	275,000
Energy	11.35%	155,116
Financials	16.23%	221,874
Health Care	13.80%	188,700
Industrials	13.31%	181,920
Information Technology	4.69%	64,175
Materials	8.79%	120,118
Other	3.95%	53,989
Total	95.90%	$ 1,311,092

			(Continued)

Giordano Fund

Schedule of Investments
(Unaudited)

As of March 31, 2009

CALL OPTIONS WRITTEN (Note 1)

		Shares Subject	Exercise	Expiration	Value
		to call	Price	Date	(Note 1)
*	E.I. Du Pont de Nemours & Co.	2,000	$ 22.50	4/18/2009	$ 2,000

*	Merck & Co., Inc.	2,000	35.00	4/18/2009	50

*	Patterson-UTI Energy, Inc.	5,000	10.00	5/16/2009	3,000

*	Raytheon Co.	2,000	47.50	4/18/2009	50

*	Snap-On, Inc.	2,000	30.00	6/20/2009	1,800

Total (Premiums Received $13,494)					$ 6,900

*	Non-income producing investment

See Notes to Financial Statements

Giordano Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2009

Assets:
Investments, at value (cost $2,077,865)	$1,311,092
Receivables:
Dividends and interest	60,111
Prepaid expenses
Fund accounting fees	2,288
Compliance services fees	657
Other expenses	3,590

Total assets	1,377,738

Liabilities:
Call options written, at value (premiums received $13,494)	6,900
Accrued expenses	3,648

Total liabilities	10,548

Net Assets	$1,367,190

Net Assets Consist of:
Capital	$2,271,500
Accumulated net investment loss	(28,489)
Accumulated net realized loss on investments	(115,642)
Net unrealized depreciation on investments	(760,179)

Total Net Assets	$1,367,190
Shares Outstanding, no par value (unlimited authorized shares)	239,627
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$5.71

See Notes to Financial Statements

Giordano Fund

Statement of Operations
(Unaudited)

For the six month period ended March 31, 2009

Investment Income:
Interest	$16,206
Dividends	26,047

Total Investment Income	42,253

Expenses:
Advisory fees(note 2)	7,277
Administration fees (note 2)	11,986
Transfer agent fees(note 2)	12,993
Fund accounting fees (note 2)	13,535
Compliance service fees(note 2)	3,864
Custody fees(note 2)	2,089
Distribution and service fees (note 3)	1,819
Registration and filing administration fees(note 2)	621
Legal fees	9,424
Audit and tax preparation fees	6,981
Registration and filing expenses	2,117
Printing expenses	349
Trustee fees and meeting expenses	548
Securities pricing fees	1,198
Other operating expenses	5,037

Total Expenses	79,838

Advisory fees waived (note 2)	(7,277)
Distribution and service fees waived (note 3)	(1,819)

Net Expenses	70,742

Net Investment Loss	(28,489)

Realized and Unrealized Gain (Loss) on Investments

Net realized loss (gain) from:
Investments	(161,207)
Options	45,565
Change in unrealized (depreciation) appreciation on investments
Investments	(422,207)
Options	13,114

Realized and Unrealized Loss on Investments	(524,735)

Net Decrease in Net Assets Resulting from Operations	$(553,224)

See Notes to Financial Statements

Giordano Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the six month period or fiscal year ended	2009 (a)	2008

Operations:
Net investment loss	$(28,489)	$(59,277)
Net realized (loss) gain from investment transactions	(161,207)	44,653
Net realized gain from options	45,565	80,816
Change in unrealized depreciation on investments	(409,093)	(495,506)

Net Decrease in Net Assets Resulting from Operations	(553,224)	(429,314)

Distributions to Shareholders: (note 6)
Net realized gain from investment transactions	(79,774)	(22,839)

Decrease in Net Assets Resulting from Distributions	(79,774)	(22,839)

Capital Share Transactions: (note 7)
Shares sold	279,361	225,477
Reinvested dividends and distributions	78,713	22,561
Shares repurchased	(165,584)	(375,766)

Increase (Decrease) from Capital Share Transactions	192,490	(127,728)

Net Decrease in Net Assets	(440,508)	(579,881)

Net Assets:
Beginning of period	1,807,698	2,387,579
End of period	$1,367,190	$1,807,698

Accumulated Net Investment Loss	$(28,489)	$-

(a) Unaudited

See Notes to Financial Statements

Giordano Fund

Financial Highlights

For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2009 (b)		2008	2007	2006 (a)

Net Asset Value, Beginning of Period	$ 8.48		$ 10.52	$ 10.05	$ 10.00

(Loss) Income from Investment Operations
Net investment loss	(0.12)		(0.28)	(0.28)	(0.36)
Net realized and unrealized (loss) gain on securities	(2.27)		(1.66)	0.75	0.41

Total from Investment Operations	(2.39)		(1.94)	0.47	0.05

Less Distributions:
Distributions (from capital gains)	(0.38)		(0.10)	-	-

Total Distributions	(0.38)		(0.10)	-	-

Net Asset Value, End of Period	$ 5.71		$ 8.48	$ 10.52	$ 10.05

Total Return (e)	(28.94)%	(d)	(18.60)%	4.68%	0.50%	(d)

Net Assets, End of Period (in thousands)	$ 1,367		$ 1,808	$ 2,388	$ 1,789

Average Net Assets for the Period (in thousands)	$ 1,459		$ 2,088	$ 2,099	$ 1,334

Ratios of:
Gross Expenses to Average Net Assets (f)	10.97%	(c)	8.26%	7.87%	11.63%	(c)
Net Expenses to Average Net Assets (f)	9.72%	(c)	7.01%	6.62%	9.19%	(c)
Net Investment Loss to Average Net Assets	(3.91)%	(c)	(2.84)%	(3.00)%	(5.37)%	(c)

Portfolio turnover rate	8.32%	(d)	33.87%	89.48%	34.43%	(d)

(a)	For the period from November 7, 2005 (Date of Commencement of Operations) to September 30, 2006.
(b) Unaudited.
(c)	Annualized.
(d)	Not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).

See Notes to Financial Statements

GIORDANO FUND

Notes to Financial Statements

(Unaudited)

1.	Organization and Significant Accounting Policies

The Giordano Fund (the “Fund”) is a series of the Giordano Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on November 7, 2005. The investment objective of the Fund is maximum total return using a long-term capital appreciation approach as well as current income. In order to achieve its investment objective, the Fund generally invests at least 80% of its assets in income oriented equity securities which are members of the Standard & Poor’s 500 Index, Standard & Poor’s Mid Cap 400 Index, or the Standard & Poor’s Small Cap 600 Index, and up to 20% of its assets in other investments including, but not limited to, bonds, options, exchange-traded funds and venture capital funds which the Fund’s investment advisor, Giordano Asset Management, LLC (“Advisor”) believes can generate above average capital appreciation and income relative to their risks.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair Value Measurement

In September 2006, Financial Accounting Standards Board (“FASB”) issued Statement on Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

(Continued)

GIORDANO FUND

Notes to Financial Statements

(Unaudited)

c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets:

As of	Valuation Inputs	Investments In Securities
March 31, 2009	Level 1	$982,103
	Level 2	53,989
	Level 3	275,000

The following is a reconciliation of Level 3 investments in securities noted above:

Description	Level 3 Reconciliation
Balance, beginning of fiscal year	$275,000
Change in unrealized appreciation (depreciation)	-
Balance, end of period	$275,000

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund had realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Restricted Securities

Restricted securities held by the Fund may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “Securities Act”), or offered pursuant to the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.

Schedule of Restricted Securities
Security	Acquisition Date	Acquisition Cost	Current Market Value	Value as % of Net Assets
Empire Corp. 10%, 05/01/12	04/30/2007	$275,000	$275,000	20.11%

(Continued)

GIORDANO FUND

Notes to Financial Statements

(Unaudited)

Expenses

The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions

The Fund may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor

The Fund pays a monthly advisory fee to the Advisor based upon the average daily net assets of the Fund and calculated at the annual rate of 1.00% of the Fund’s average daily net assets below $75 million, 0.75% on assets between $75 million and below $125 million, 0.70% on assets between $125 million and below $200 million, and 0.65% on assets over $200 million. For the six month period ended March 31, 2009, advisory fees were waived in the amount of $7,277.

Administrator

The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. A breakdown of these fees is provided below.

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $50 million	0.175%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $50 million	0.150%	Over $100 million	0.009%
Next $50 million	0.125%
Next $50 million	0.100%	*Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.
Over $200 million	0.075%

Compliance Services

Nottingham Compliance Services, LLC, a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act. It receives compensation for this service at an annual rate of $7,750.

(Continued)

GIORDANO FUND

Notes to Financial Statements

(Unaudited)

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. For the six month period ended March 31, 2009, $1,819 in fees were incurred and subsequently voluntarily waived by the Distributor.

4.	Purchases and Sales of Investment Securities

For the six month period ended March 31, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$219,345	$119,399

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended March 31, 2009.

5.	Options Written

The Fund had the following transactions in call options during the six month period ended March 31, 2009:

Option Contracts Written for the six month period ended March 31, 2009	Number of Contracts	Premiums Received
Options Outstanding, Beginning of Period	157	$ 14,245
Options written	586	62,204
Options closed	(56)	(4,545)
Options exercised	(72)	(6,256)
Options expired	(485)	(52,154)
Options Outstanding, End of Period	130	13,494

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and

(Continued)

GIORDANO FUND

Notes to Financial Statements

(Unaudited)

realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the tax positions in the open tax years of 2006, 2007, and 2008 and determined that the implementation of Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations. As of and during the period ended March 31, 2009, the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

Distributions during the fiscal year and six month period ended were characterized for tax purposes as follows:

	March 31, 2009	September 30, 2008(a)	September 30, 2007(a)
Ordinary Income	-	-	-
Long-term capital gain	$79,774	$22,839	-

(a) Audited.

Below represents the tax-basis cost of investments for federal income tax purposes at March 31, 2009:

Federal Tax Cost	$2,064,371

Unrealized Appreciation	$7,049
Unrealized Depreciation	(767,228)
Net Unrealized Depreciation	$(760,179)

7.         Capital Share Transactions

For the six month period or fiscal year ended	March 31, 2009	September 30, 2008 (a)
Transactions in Capital Shares	42,365	23,570
Shares sold
Reinvested distributions	11,542	2,251
Shares repurchased	(27,371)	(39,582)
Net Increase (Decrease) in Capital Shares	26,536	(13,761)
Shares Outstanding, Beginning of Period	213,091	226,852
Shares Outstanding, End of Period	239,627	213,091

(a) Audited.

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects risk of loss to be remote.

(Continued)

GIORDANO FUND

Additional Information

((Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.	Renewal of Advisory Agreement During Period

The Advisor supervises the Fund’s investments pursuant to an Investment Advisory Agreement. At the annual meeting of the Fund’s Board of Trustees on November 6, 2008, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another year. In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, a copy of the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with strategies similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor to the Fund, the Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s commencement of operations (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its efforts during the Fund’s start-up phase; and its efforts to promote the Fund and grow the Fund’s assets. The Trustees considered the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; and the Advisor’s compliance programs, policies, and procedures. The Trustees also noted that the Trust’s President, Treasurer, and Chief Compliance Officer is an employee of the Advisor and serves the Trust without additional compensation. After reviewing the foregoing information and further information in the materials provided by the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance programs), the Board of Trustees concluded, in light of all the facts and circumstances, that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and the Advisor, the Trustees compared the short and long-term performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisers, and aggregate peer group data (e.g., Bloomberg peer group data). It was noted that the Fund’s one-year and year-to-date performance

(Continued)

GIORDANO FUND

Additional Information

(Unaudited)

was better than some of the identified comparable funds, and worse than others, but that the Fund’s performance was ranked in the top half of its Bloomberg peer group for each of these periods. The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective and policies. After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded, in light of all the facts and circumstances, that the investment performance of the Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived or to be derived by the Advisor from the relationship with the Fund, the Trustees considered, among other things, the financial condition of the Advisor and the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; the Advisor’s payment of startup costs for the Fund; and the overall expenses of the Fund, including certain past fee waivers and reimbursements by the Advisor on behalf of the Fund. The Trustees considered the financial statements of the Advisor; the financial stability and productivity of the Advisor; and information provided by the Advisor regarding its profits associated with managing the Fund. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, style of investment management, and the nature of the investment strategy, among other factors. The Trustees determined that the Fund’s management fee and expense ratio were higher than those of the identified comparable funds and the Bloomberg peer group average, but noted that the Fund was much smaller than the identified comparable funds and the Bloomberg peer group average. Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees paid to the Advisor by the Fund, in light of all the facts and circumstances, were fair and reasonable in relation to the nature of quality of the services provided by the Advisor.

In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors, the Trustees considered the Fund’s fee arrangements with the Advisor. The Trustees noted that the Advisor has waived its fees since inception. The Trustees considered that the Fund utilizes breakpoints in its advisory fee schedule and considered that the Fund’s shareholders would benefit from economies of scale as the Fund grows. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with service providers other than the Advisor. Following further discussion of the Fund’s asset levels, expectations for growth, and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor continued to provide benefits and that, at the Fund’s projected asset levels for the next year, and in light of all the facts and circumstances, the Fund’s arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards and performance in utilizing standards to seek best execution for Fund portfolio transactions. The Trustees also considered the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the fact that the Advisor has no programs in place to recapture brokerage or related fees and credit them against Fund expenses. After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and other accounts; the method for bunching portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Trust’s independent trustees, approved the renewal of the Investment Advisory Agreement.

Giordano Fund

is a series of the

Giordano Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:
Giordano Fund c/o NC Shareholder Services 116 South Franklin Street Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Giordano Asset Management, LLC 2530 Riva Road Suite 312 Annapolis, Maryland 21401

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	giordanofunds.com

Item 2.    CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)

The registrant's officers, including the principal executive and principal financial officer (the “PEO and PFO”), concluded, as of a date within 90 days of the filing of this report, that the registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications of PEO and PFO required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.
(a)(3)	Not applicable.
(b)	Certifications of PEO and PFO required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust

By: (Signature and Title)	/s/Joseph A. Giordano

Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Joseph A. Giordano

Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Giordano Investment Trust

Date: May 29, 2009